(BARRETT GROWTH FUND LOGO)

Semi-Annual Report
December 31, 2000

LETTER TO
SHAREHOLDERS
MARCH 1, 2001

Dear Fellow Shareholders:

The Federal Reserve moved to cut interest rates twice in January. The Fed's action came after many indications that an abrupt slowdown in the U.S. economy had occurred. These indications included lower guidance from company managements and reported shortfalls in earnings from a host of companies. The stock market took its cue from this sluggish economic environment, declining again in the fourth quarter. The table below indicates that the Fund declined by 8.7% in the quarter versus a fall of 7.8% for the S&P(R) 500.

                                                                                 SINCE INCEPTION
                                             TOTAL RETURN*<F1>                       12/29/98
                                            ------------------                      ---------
                                 FOURTH QUARTER    YEAR ENDED 12/31/00       CUMULATIVE      AVERAGE ANNUAL
                                 --------------    -------------------       ----------      --------------
  BARRETT GROWTH FUND               (8.68%)              (4.68%)               +27.54%          +12.86%
  S&P 500(R) Index                  (7.80%)              (9.10%)               +10.10%           +4.90%

THE QUARTER IN REVIEW
----------------------

The decline by the S&P(R) 500 in the fourth quarter was the third consecutive quarterly decline; not since the Carter administration (the last two quarters of 1977 and the first quarter of 1978) has this occurred. The NASDAQ declined by 33% in the fourth quarter and 39% for the year.

Your Fund's broad diversification in terms of the number of companies and industries represented helped during the quarter, though we still did not out perform the market. Over the last twelve months, however, the Fund beat the averages by a significant margin. The abrupt change in psychology regarding technology stocks, specifically the climate of corporate spending for information technology and telecommunication infrastructure, affected a number of our holdings negatively. Long-term fundamentals in these industries, however, continue to be positive in our view.

                AS OF 12/31/00, FIGURES AS A PERCENT OF EQUITIES
                ------------------------------------------------

            Financial Services 22%                            22.0%
            Software/Electronics 13%                          13.0%
            Healthcare 13%                                    13.0%
            Consumer Products & Services 14%                  14.0%
            Telecom Services & Equipment 12%                  12.0%
            Information Services 12%                          12.0%
            Energy 8%                                          8.0%
            Basic Industry 6%                                  6.0%

THE PORTFOLIO
-------------

We added two new positions during the fourth quarter. NORTEL NETWORKS CORP. (1.2% of the Fund) is one of the world's largest suppliers of telecom equipment. Nortel should achieve a 25% growth rate due to the future strong demand from customers who need more capacity and additional telecom services. YAHOO, INC. (0.5% of the Fund) is a global Internet media company that offers a branded network of comprehensive information, communications and shopping services to millions of users worldwide. It is one of the most recognized brands associated with the Internet. Approximately 175 million users visit its website monthly. The company is very profitable and makes 80% of its profits from advertising and 20% from business services.

Positions in both Clorox and Lucent were eliminated during the quarter as they were not meeting our earnings expectations.

*<F1> The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

The best and worst performing stocks in the fourth quarter were:

         BEST PERFORMING                            WORST PERFORMING
         ---------------                            ----------------
Company                   % Change      Company                        % Change
-------                   --------      -------                        --------
1. Colgate Palmolive        37%         1. Lucent Technologies*<F2>      -62%
2. First Data Corp.         35%         2. Sun Microsystems              -53%
3. Honeywell                33%         3. Network Appliance             -46%
4. Target                   26%         4. America OnLine                -35%
5. Zions Bancorp            22%         5. EMC Corp.                     -33%

*<F2>  Performance to date of sale

As money fled technology stocks, it moved into the financial and health care sectors which performed very well. Certain information services and consumer stocks also performed well.

The largest equity positions as a percentage of assets at December 31st were as follows:

  American International Group                4.1%
  Colgate-Palmolive Co.                       3.9%
  Pfizer, Inc.                                3.9%
  Computer Sciences Corp.                     3.8%
  Medtronic, Inc.                             3.8%
  Automatic Data Processing                   3.7%
  First Data Corp.                            3.7%
  Anadarko Petroleum                          3.4%
  Goldman Sachs Group                         3.4%
  Nokia Corp.                                 3.4%
  Zions Bancorp                               3.3%

INVESTMENT OUTLOOK
------------------

The cuts in the Fed Fund rates in January are the beginning of an expansionary monetary phase, with the next Fed meeting in March likely to bring another easing. Additionally, a tax cut, perhaps retroactively, may now have bipartisan support in Congress. We expect most of the companies in our universe to grow through this economic period, but at a slower rate. It appears that capital equipment, including most technology spending, should suffer some downside adjustment in business prospects as purchasers align capacity with growth in demand. Our favorite niches for capital equipment include Internet infrastructure (Cisco, Oracle, Sun Microsystems and EMC) and telecommunication equipment (Nokia, Nortel and Sanmina). The secular long-term outlook continues to be outstanding and we expect our economically sensitive investments will manage through this slowdown with their businesses intact. In the meantime, we expect solid earnings prospects from our Consumer, Health Care, Financial Services and Energy investments.

With the Fed bias toward ease and most stocks already reflecting a certain amount of disappointing fundamental news, the market should be positively biased going forward in our view.

Thank you for choosing the Barrett Growth Fund. Please visit us at our web site, www.barrettassociates.com. If you have any questions, please call toll-
      -------------------------
free (877) 363-6333.

Sincerely,

/s/Robert E. Harvey

Robert E. Harvey, CFA
President

/s/Robert J. Voccola          /s/Peter H. Shriver        /s/Larry W. Seibert

Robert J. Voccola, CFA        Peter H. Shriver, CFA      Larry W. Seibert, CFA
Lead Portfolio Manager        Portfolio Manager          Portfolio Manager

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
(UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
 --------                                                           --------
             COMMON STOCKS - 96.61%

             BUSINESS SERVICES - 7.14%
    11,000   Automatic Data
               Processing, Inc.                                    $   696,437
    13,500   First Data Corporation                                    711,281
                                                                   -----------
                                                                     1,407,718
                                                                   -----------

             COMPUTER SERVICES &
               OUTSOURCING - 3.66%
    12,000   Computer Sciences
               Corporation*<F3>                                        721,500
                                                                   -----------

             CONSUMER PRODUCTS - 3.76%
    11,500   Colgate-Palmolive Company                                 742,325
                                                                   -----------

             ELECTRONICS - 7.89%
     5,500   EMC Corporation*<F3>                                      365,750
    19,000   Intel Corporation                                         571,188
     6,000   Network Appliance, Inc.*<F3>                              385,125
       200   NVIDIA Corporation*<F3>                                     6,553
     8,000   Sun Microsystems, Inc.*<F3>                               223,000
       200   Transmeta Corporation*<F3>                                  4,700
                                                                   -----------
                                                                     1,556,316
                                                                   -----------

             ENERGY - 7.51%
     9,000   Anadarko Petroleum
               Corporation                                             639,720
    10,000   BP Amoco Plc ADR                                          478,750
    10,000   Halliburton Company                                       362,500
                                                                   -----------
                                                                     1,480,970
                                                                   -----------

             FINANCIAL SERVICES - 18.15%
     8,000   American International
               Group, Inc.                                             788,500
    20,000   The Charles Schwab
               Corporation                                             567,500
     6,000   The Goldman Sachs Group, Inc.                             641,625
     8,000   Providian Financial Corporation                           460,000
     4,000   State Street Corporation                                  496,840
    10,000   Zions Bancorporation                                      624,375
                                                                   -----------
                                                                     3,578,840
                                                                   -----------

             INDUSTRIAL - 5.84%
    10,500   General Electric Company                                  503,344
     7,500   Honeywell International Inc.                              354,844
     5,000   United Parcel
               Service, Inc. - Class B                                 294,063
                                                                   -----------
                                                                     1,152,251
                                                                   -----------

             MEDIA & ENTERTAINMENT - 6.56%
     4,000   America Online, Inc.*<F3>                                 139,200
    40,000   AT&T Corp. - Liberty
               Media Corporation*<F3>                                  542,500
    10,000   Time Warner Inc.                                          522,400
     3,000   Yahoo! Inc.*<F3>                                           90,187
                                                                   -----------
                                                                     1,294,287
                                                                   -----------

             MEDICAL DEVICES & SERVICES - 3.67%
    12,000   Medtronic, Inc.                                           724,500
                                                                    __________

             PHARMACEUTICALS - 8.81%
     6,000   Amgen Inc.*<F3>                                           383,625
     4,500   Eli Lilly and Company                                     418,781
    16,000   Pfizer Inc.                                               736,000
     3,500   Schering-Plough Corporation                               198,625
                                                                   -----------
                                                                     1,737,031
                                                                   -----------

             REAL ESTATE - 2.80%
    10,000   Equity Residential
               Properties Trust                                        553,125
                                                                   -----------

             RETAILING - 3.77%
     8,500   The Home Depot, Inc.                                      388,344
    11,000   Target Corporation                                        354,750
                                                                   -----------
                                                                       743,094
                                                                   -----------

             SOFTWARE - 5.04%
    10,000   Computer Associates
               International, Inc.                                     195,000
     5,000   Microsoft Corporation*<F3>                                216,875
    20,000   Oracle Corporation*<F3>                                   581,250
                                                                   -----------
                                                                       993,125
                                                                   -----------

             TELECOMMUNICATIONS & DATA
               NETWORK EQUIPMENT - 9.47%
    10,860   Cisco Systems, Inc.*<F3>                                  415,395
    15,000   Nokia Oyj                                                 652,500
     7,000   Nortel Networks Corporation                               224,438
     7,500   Sanmina Corporation*<F3>                                  574,687
                                                                   -----------
                                                                     1,867,020
                                                                   -----------

             TELECOMMUNICATION SERVICES - 2.54%
    14,000   Vodafone Group PLC ADR                                    501,375
                                                                   -----------

             Total common stocks
               (Cost $16,607,487)                                  $19,053,477
                                                                   -----------
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             U.S. TREASURY
               OBLIGATIONS - 0.13%
  $  5,000   U.S. Treasury Note, 5.250%,
               due 1/31/01                                               4,999
    20,000   U.S. Treasury Note, 5.375%,
               due 2/15/01                                              19,995
                                                                   -----------
             Total U.S. Treasury Obligations
               (Cost $25,825)                                           24,994
                                                                   -----------

             VARIABLE RATE
               DEMAND NOTES #<F4> - 3.36%
    10,897   American Family Financial
               Services, Inc., 6.3060%                             $    10,897
   401,585   Firstar Bank, 6.4238%                                     401,585
   142,216   Sara Lee Corporation, 6.2738%                             142,216
    12,656   Wisconsin Corporate Central
               Credit Union, 6.3438%                                    12,656
    96,057   Wisconsin Electric Power
               Company, 6.3060%                                         96,057
                                                                   -----------
             Total variable rate demand
               notes (Cost $663,411)                               $   663,411
                                                                   -----------
                                                                   -----------
             Total investments - 100.10%
               (Cost $17,296,723)                                   19,741,882

             Liabilities in excess of
               other assets - (0.10%)                                  (19,728)
                                                                   -----------

             TOTAL NET ASSETS - 100.00%                            $19,722,154
                                                                   -----------
                                                                   -----------

 *<F3>  Non-income producing security.
 #<F4> Variable rate demand notes are considered short-term obligations and are payable on demand at the market value.
        Interest rates change periodically at specified dates. The rates shown are as of December 31, 2000.

                 See accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(UNAUDITED)

ASSETS:
   Investments in securities,
     at market value
     (Cost: $17,296,723)                                           $19,741,882
   Cash                                                                  1,400
   Receivable for securities sold                                      120,284
   Receivable for fund shares sold                                       7,044
   Accrued dividends and interest                                       10,295
   Prepaid assets                                                        6,246
                                                                   -----------
   Total assets                                                     19,887,151
                                                                   -----------

LIABILITIES:
   Payable to Adviser                                                    2,464
   Payable for securities purchased                                    110,738
   Accrued expenses                                                     51,795
                                                                   -----------
   Total liabilities                                                   164,997
                                                                   -----------
   Net assets applicable to
     outstanding capital stock                                     $19,722,154
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
   Paid-In Capital                                                 $16,996,506
   Accumulated undistributed
     net investment loss                                               (39,188)
   Accumulated undistributed
     net realized gain on investments                                  319,677
   Unrealized appreciation
     on investments                                                  2,445,159
                                                                   -----------
   Total Net Assets                                                $19,722,154
                                                                   -----------
                                                                   -----------

Shares outstanding (unlimited
  shares of $0.001 par value
  authorized)                                                        1,574,746
                                                                   -----------

Net asset value, offering and
  redemption price per share                                       $     12.52
                                                                   -----------
                                                                   -----------

                 See accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
(UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of
     withholding tax of $850)                                      $    66,121
   Interest income                                                      25,546
                                                                   -----------
   Total investment income                                              91,667
                                                                   -----------

EXPENSES:
   Investment advisory fee                                             104,684
   Professional fees                                                    17,848
   Administration fees                                                  17,112
   Shareholder servicing fees
     and expenses                                                       17,664
   Distribution expenses                                                26,171
   Federal and state registration                                        9,016
   Fund accounting fees                                                 12,880
   Reports to shareholders                                              10,120
   Other expenses                                                        5,704
   Custody fees                                                          2,944
   Trustees fees and expenses                                            1,656
                                                                   -----------
   Total expenses before
     Adviser reimbursement                                             225,799

   Less fees and expenses
     reimbursed and waived
     by Adviser                                                        (94,944)
                                                                   -----------
   Net expenses                                                        130,855
                                                                   -----------
   Net investment loss                                                 (39,188)
                                                                   -----------

NET REALIZED AND
UNREALIZED GAINS:
   Net realized loss on investments                                   (543,318)
   Net change in unrealized
     appreciation on investments                                    (1,835,908)
                                                                   -----------
   Net realized and unrealized
     losses on investment securities                                (2,379,226)
                                                                   -----------
   Net decrease in net assets
     resulting from operations                                     $(2,418,414)
                                                                   -----------
                                                                   -----------

                 See accompanying Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED
                                                                            DECEMBER 31, 2000            YEAR ENDED
                                                                               (UNAUDITED)             JUNE 30, 2000
                                                                            -----------------          -------------
OPERATIONS:
   Net investment loss                                                         $   (39,188)             $    (38,092)
   Net realized gain (loss) on investments                                        (543,318)                   41,554
   Net change in unrealized appreciation on investments                         (1,835,908)                3,513,846
                                                                               -----------               -----------
   Net increase (decrease) in assets resulting from operations                  (2,418,414)                3,517,308
                                                                               -----------               -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     2,416,186                 8,675,432
   Proceeds from shares issued to holders in
     reinvestment of dividends                                                          --                   330,811
   Cost of shares redeemed                                                      (1,715,951)                 (492,098)
                                                                               -----------               -----------
   Net increase in net assets from capital share transactions                      700,235                 8,514,145
                                                                               -----------               -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain on investments                                                      0                  (342,864)
                                                                               -----------               -----------
   Net decrease in net assets from distributions to shareholders                         0                  (342,864)
                                                                               -----------               -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (1,718,179)               11,688,589
                                                                               -----------               -----------

NET ASSETS:
   Beginning of period                                                         $21,440,333                $9,751,744
                                                                               -----------               -----------
   End of period                                                               $19,722,154               $21,440,333
                                                                               -----------               -----------
                                                                               -----------               -----------

*<F5>  Commencement of operations.

                 See accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Per share data for a share of beneficial interest        SIX MONTHS ENDED                       DECEMBER 29, 19981<F6>
outstanding for the entire period and selected          DECEMBER 31, 2000       YEAR ENDED              THROUGH
information for the period are as follows:                 (UNAUDITED)        JUNE 30, 2000          JUNE 30, 1999
                                                         ----------------     -------------     ----------------------

NET ASSET VALUE
Beginning of period                                          $14.06              $10.94                 $10.00
                                                             ------              ------                 ------

OPERATIONS
   Net investment loss2<F7>                                   (0.02)              (0.03)                 (0.01)
   Net realized and unrealized gains
     (losses) on securities                                   (1.52)               3.40                   0.95
                                                             ------              ------                 ------
       Total from investment operations                       (1.54)               3.37                   0.94
                                                             ------              ------                 ------

LESS DISTRIBUTIONS
       Distributions from capital gains                          --               (0.25)                    --
                                                             ------              ------                 ------
                                                                 --               (0.25)                    --
                                                             ------              ------                 ------

NET ASSET VALUE
       End of period                                         $12.52              $14.06                 $10.94
                                                             ------              ------                 ------
                                                             ------              ------                 ------

Total return                                                (10.95%)3<F8>        30.92%                  9.40%3<F8>

Net assets at end of period (000s omitted)                  $19,722             $21,440                 $9,752

RATIO OF EXPENSES TO
   AVERAGE NET ASSETS
       Before expense reimbursement                           2.16%4<F9>          2.81%                  5.22%4<F9>
       After expense reimbursement                            1.25%4<F9>          1.25%                  1.44%4<F9>

RATIO OF NET INVESTMENT LOSS
   TO AVERAGE NET ASSETS
       Before expense reimbursement                          (1.29%)4<F9>        (1.85%)                (4.02%)4<F9>
       After expense reimbursement                           (0.38%)4<F9>        (0.29%)                (0.24%)4<F9>
       Portfolio turnover rate                                  14%                 35%                    30%

1<F6>  Commencement of operations.
2<F7> Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3<F8>  Not annualized.
4<F9>  Annualized.

                 See accompanying Notes to Financial Statements

NOTES TO THE FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

1. ORGANIZATION     The Barrett Growth Fund (the "Fund") is a diversified series of The Barrett Funds (the "Trust"), a business trust organized on September 29, 1998 in the state of Delaware that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Barrett Growth Fund is currently the only series of the Trust. The Fund commenced operations on December 29, 1998. Barrett Associates Inc., serves as the investment adviser (the "Adviser") for the Fund and is responsible for managing the Fund's portfolio of securities.

2. SIGNIFICANT      a) Organization and Prepaid Initial Registration Expenses
ACCOUNTING          Expenses incurred by the Trust in connection with the
POLICIES            organization and the initial public offering of shares were expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery
                    (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit.

                    b) Investment Valuation
                    Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

                    c) Federal Income Taxes
                    The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no federal income tax provision is required. Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                    d) Use of Estimates
                    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                    e) Other
                    Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS       The Trust has an Investment Advisory Agreement (the
                    "Agreement") with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets.

                    The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.25% of its average daily net assets until October 31, 2001. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

4. DISTRIBUTION     The Trust, on behalf of the Fund, has adopted a distribution
PLAN                plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1
                    Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares. Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5. INVESTMENT       The aggregate purchases and sales of securities, excluding
TRANSACTIONS        short-term investments, by the Fund for the six months ended
                    December 31, 2000 were as follows:

                                           PURCHASES          SALES
                                          ----------        ----------
                    U.S. Government       $        0        $        0
                    Other                 $3,492,211        $2,724,938

                    At December 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were are follows:

                    Appreciation                                 $4,037,600
                    (Depreciation)                               (1,592,441)
                                                                 ----------
                    Net unrealized appreciation on investments   $2,445,159
                                                                 ----------
                                                                 ----------

                    At December 31, 2000, the cost of investments for tax purposes was $17,296,723.

                                               SIX MONTHS           YEAR
                                                  ENDED             ENDED
6. SHARES OF                                DECEMBER 31, 2000   JUNE 30, 2000
BENEFICIAL                                  -----------------   -------------
INTEREST            Shares sold                 177,660             651,266
                    Shares reinvested                 0              24,289
                    Shares redeemed            (128,278)            (41,735)
                                              ---------           ---------
                    Net increase in shares       49,382             633,820

                    Shares outstanding:
                    Beginning of year         1,525,364             891,544
                                              ---------           ---------
                    End of year               1,574,746           1,525,364
                                              ---------           ---------
                                              ---------           ---------

                              BARRETT GROWTH FUND
                                565 Fifth Avenue
                              New York, NY  10017
                                 (877) 363-6333

INVESTMENT ADVISER
BARRETT ASSOCIATES, INC.
565 Fifth Avenue
New York, NY  10017

DISTRIBUTOR
T.O. RICHARDSON SECURITIES, INC.
2 Bridgewater Road
Farmington, CT  06032

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
FIRSTAR MUTUAL FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
FIRSTAR BANK, N.A.
425 Walnut Street
Cincinnati, OH  45202

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103

AUDITORS
KPMG LLP
303 East Wacker Drive
Chicago, IL  60601